7. OFFICE LEASE RIGHT-OF-USE & OFFICE LEASE LIABILITY: Schedule of net change in the lease liability (Tables)	12 Months Ended
Jan. 31, 2025
Tables/Schedules
Schedule of net change in the lease liability
	2025	2024

Balance, beginning of year	$-	$-

Additions	118,607	-
Principal payments	(46,620)	-
Interest expense	11,068	-
Balance, end of year	$83,055	$-